OTHER TAXES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER TAXES

10. OTHER TAXES

	ASSETS
	2015	2014
Recoverable State VAT (ICMS) (i)	1,285,800	1,512,543
Taxes on revenue (PIS and COFINS)	200,029	181,772
Other	97,056	101,851

Total	1,582,885	1,796,166

Current	922,986	1,054,255
Non-current	659,899	741,911

	LIABILITIES
	2015	2014
State VAT (ICMS)	759,922	709,126
ICMS Agreement No. 69/1998	33,998	80,287
Taxes on revenue (PIS and COFINS)	668,888	664,278
FUST/FUNTTEL/broadcasting fees	861,212	807,576
Other	153,968	281,059

Total	2,477,988	2,542,326

Current	1,553,651	1,667,599
Non-current	924,337	874,727

(i)	Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000.